STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 1) - Restricted Stock Units [Member] - $ / shares		12 Months Ended
	Jan. 02, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning		140,000	416,669
Balance at beginning, weighted average grant date fair value		$ 1.60	$ 1.44
Number of award shares Granted		70,000	140,000
Weighted average grant date fair value Granted		$ 1.04	$ 1.60
Number of award shares Vested	(70,773)	(140,000)	(416,669)
Weighted average grant date fair value Vested		$ 1.60	$ 1.44
Balance at ending		70,000	140,000
Balance at ending, weighted average grant date fair value		$ 1.04	$ 1.60